Acquisitions and disposals - 2016 Acquisitions - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Acquisitions Acquisition	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash investment in associates and joint ventures	£ 15
Goodwill	5,734	£ 5,965	£ 5,162
Cash investment in associates and joint ventures	183	263	£ 207
2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	342
Deferred consideration receivable	86
Cash consideration paid	198
Associates [member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid	£ 198
Number of investment holdings sold	2
2017 acquisition [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	0
2016 acquisitions [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisitions	2
2016 acquisitions [member] | 2016 business disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	£ 72
Deferred consideration receivable	£ 43
HIV R&D preclinical and discovery stage portfolio [member]
Disclosure of detailed information about business combination [line items]
Cash consideration		24
Initial estimate of recognised for contingent consideration		40
Intangible assets		57
Goodwill		7
Galvani Bioelectronics Limited [member]
Disclosure of detailed information about business combination [line items]
Intangible assets		45
Cash and cash equivalents		£ 41
Proportion of non-controlling interest		45.00%
Fair value of shareholdings		£ 47
Non controlling interest		£ 39